Christopher J. Madin Vice President, Corporate Counsel Pruco Life Insurance Company 280 Trumbull Street Hartford, CT 06103 (860) 534-6087 christopher.madin@prudential.com

May 1, 2025

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Pruco Life Variable Universal Account (Registration No. 333‑112808)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 54 and (ii) that the text of Post-Effective Amendment No. 54 was filed electronically on April 15, 2025 (Accession No. 0000851693-25-000086).

/s/ Christopher J. Madin	May 1, 2025

Christopher J. Madin Vice President and Corporate Counsel Pruco Life Insurance Company	Date

via EDGAR